Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($) shares	Jun. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Number of Operating Segments			1
Advertising Expense			$ 21,569	$ 85,528
Inventory Write-down			0	0
Property, Plant, and Equipment, Salvage Value			0
Estimated Cost to be Incurred to Complete Contstruction	$ 1,524,921		1,440,690
Estimated Costs to be Incurred in the Next Twelve Months			25
Depreciation	$ 298,566	$ 192,618	$ 475,784	$ 258,162
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares	28,211,911	32,760,382	28,663,754	29,663,947
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life			25 years
Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares	11,644,585	10,524,428	11,096,428	10,133,506
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares) | shares	16,567,326	22,235,954	17,567,326	19,530,441